Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%	7.28%	13.69%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	21.46%	8.02%	13.78%
No Load
Average Annual Return [Line Items]
Average Annual Return, Percent	22.70%	9.10%	14.81%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	22.06%	8.56%	14.37%
S P 500 Index A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	14.75%	14.60%
S P 500 Index C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	14.75%	14.60%
S P 500 Index No Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	14.75%	14.60%